INCOME TAX AND SOCIAL CONTRIBUTION (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax And Social Contribution
Income tax expenses – current	R$ (4,004.4)	R$ (4,531.0)	R$ (2,077.9)
Deferred tax expenses on temporary differences	705.3	424.2	279.8
Deferred tax on taxes loss carryforward movements in the current period	(134.2)	(533.6)	1,722.6
Total deferred tax (expenses)/income	571.1	(109.4)	2,002.4
Total income tax expenses	R$ (3,433.3)	R$ (4,640.4)	R$ (75.5)